Prepayments (Details) - Schedule of Prepayments - USD ($)	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Deposits to Suppliers [Member]
Schedule of Prepayments [Line Items]
Deposits to suppliers	$ 406,247	$ 248,551	$ 203,020